Post-employment Benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Post-employment benefits	R$ 259,352	R$ 260,159	R$ 260,197
Employees [Member]
Disclosure of transactions between related parties [line items]
Post-employment benefits	257,543	258,518	258,813
Management [Member]
Disclosure of transactions between related parties [line items]
Post-employment benefits	1,809	1,641	1,384
Pension Plans [Member] | Employees [Member]
Disclosure of transactions between related parties [line items]
Post-employment benefits	48,087	55,320	52,980
Pension Plans [Member] | Management [Member]
Disclosure of transactions between related parties [line items]
Post-employment benefits	1,595	1,441	1,236
Healthcare Plan Post Employment [Member] | Employees [Member]
Disclosure of transactions between related parties [line items]
Post-employment benefits	134,044	128,652	138,921
Healthcare Plan Active Employees [Member] | Employees [Member]
Disclosure of transactions between related parties [line items]
Post-employment benefits	75,412	74,546	66,912
Healthcare Plan [Member] | Management [Member]
Disclosure of transactions between related parties [line items]
Post-employment benefits	R$ 214	R$ 200	R$ 148